Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expense And Other Assets Current
Prepayments and other current assets consisted of the following:

	As of December 31,
	2019	2020
	US$	US$
Amounts due from third party payment platforms	2,782,990	14,237,874
Others	1,147,316	1,487,550

Prepayments and Other Current Assets	3,930,306	15,725,424